Derivative liabilities - Additional information (Details)													3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 shares	Sep. 16, 2024 $ / shares shares	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	May 31, 2025 CAD ($)	May 31, 2024 CAD ($)	May 31, 2025 CAD ($) shares	May 31, 2024 CAD ($)	Aug. 31, 2024 CAD ($)	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Derivative liabilities
Number of warrants to purchase voting common shares issued | shares	23,537	1,950	1,896	103	277	368	367	283	353	412	38	113			400
Warrants term	5 years 6 months		5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
Exercise price of warrants | (per share)	$ 15		$ 112.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 10,800	$ 16,875						$ 20.64	$ 154.78	$ 1,950.2	$ 1,417.5	$ 2,046.59	$ 7,344	$ 7,249.5	$ 7,222.5	$ 7,614	$ 7,654.5	$ 7,600.5	$ 14,858.64	$ 23,216.63
Loss resulted from repricing of warrant | $																	$ 896,458
Agreed to reduce warrant issued | shares																					2,060	2,060
Derivative financial liabilities | $													$ 1,824,411		$ 1,824,411		$ 30,564
Shares issue related costs | $													$ 0	$ 0	$ 479,228	$ 149,472
Warrant issued
Derivative liabilities
Number of warrants to purchase voting common shares issued | shares	235,320
Warrants term	5 years 6 months
Exercise price of warrants | (per share)	$ 15																	$ 20.64